Summary of Shares Held as Treasury Stock and Related Carrying Value (Detail) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Number of Treasury Shares	19,988	17,836	15,073
Treasury Shares Cost	$ 641,664	$ 453,230	$ 326,996